As filed with the United States Securities and Exchange Commission on February 5, 2010

1933 Act Registration No. 33-57340
1940 Act Registration No. 811-07452
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __
Post-Effective Amendment No. 40	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39	[X]

AIM VARIABLE INSURANCE FUNDS
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
   (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code(713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:     As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 12, 2010 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 40, Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate February 12, 2010 as the new effective date for Post-Effective Amendment No. 39, Amendment No. 38 filed pursuant to Rule 485(a)(2) under the Securities Act on November 25, 2009. This Post-Effective Amendment No. 40 neither amends nor supersedes any information contained in Post-Effective Amendment No. 39, Amendment No. 38.

Contents of Registration Statement

Prospectuses – Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Fund, Invesco V.I. Income Builder Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Van Kampen V.I. Capital Growth Fund, Van Kampen V.I. Comstock Fund, Van Kampen V.I. Equity and Income Fund, Van Kampen V.I. Global Tactical Asset Allocation Fund, Van Kampen V.I. Global Value Equity Fund, Van Kampen V.I. Government Fund, Van Kampen V.I. Growth and Income Fund, Van Kampen V.I. High Yield Fund, Van Kampen V.I. International Growth Equity Fund, Van Kampen V.I. Mid Cap Growth Fund, Van Kampen V.I. Mid Cap Value Fund and Van Kampen V.I. Value Fund - incorporated by reference to Post-Effective Amendment No. 39, Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066194.

Statement of Additional Information - Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Fund, Invesco V.I. Income Builder Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Van Kampen V.I. Capital Growth Fund, Van Kampen V.I. Comstock Fund, Van Kampen V.I. Equity and Income Fund, Van Kampen V.I. Global Tactical Asset Allocation Fund, Van Kampen V.I. Global Value Equity Fund, Van Kampen V.I. Government Fund, Van Kampen V.I. Growth and Income Fund, Van Kampen V.I. High Yield Fund, Van Kampen V.I. International Growth Equity Fund, Van Kampen V.I. Mid Cap Growth Fund, Van Kampen V.I. Mid Cap Value Fund and Van Kampen V.I. Value Fund - incorporated by reference to Post-Effective Amendment No. 39, Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on November 25, 2009, Edgar Accession No. 0000950123-09-066194.

Part C - filed herewith

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant's Post-Effective Amendment No. 39, Amendment No. 38 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 25, 2009 to February 12, 2010.

PART C

OTHER INFORMATION

Item 28.		Exhibits

a (1)	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(26)

	-	(b) Amendment No. 1, dated December 21, 2005, effective as of December 21, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant.(26)

	-	(c) Amendment No. 2, dated December 7, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(d) Amendment No. 3, dated January 9, 2006, effective as of January 9, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(e) Amendment No. 4, dated February 2, 2006, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(f) Amendment No. 5, dated May 1, 2006, effective as of May 1, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(g) Amendment No. 6, dated May 24, 2006, effective as of May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(h) Amendment No. 7, dated June 12, 2006, effective as of June 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(i) Amendment No. 8, dated July 5, 2006, effective as of July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(j) Amendment No. 9, dated November 6, 2006, effective as of November 6, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(k) Amendment No. 10, dated December 21, 2006, effective as of December 21, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(l) Amendment No. 11, dated May 1, 2007, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant.(29)

	-	(m) Amendment No. 12, dated May 1, 2008, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(31)

	-	(n) Amendment No. 13, dated July 31, 2008, effective as of July 31, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(32)

	-	(o) Amendment No. 14, dated November 12, 2009, effective as of November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant.(34)

b (1)	-	(a) Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(26)

	-	(b) Amendment, adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)

	-	(c) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)

	-	(d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(29)

c	-	Instruments Defining Rights of Security Holders – All rights of security holders are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust.

d (1)	-	(a) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

	-	(b) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

	-	(c) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

	-	(d) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

	-	(e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

	-	(f) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(g) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(h) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(i) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

	-	(j) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

	-	(k) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(l) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(m) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(n) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(o) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(p) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

	-	(q) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

	-	(r) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)

	-	(s) Form of Amendment No.[ ], dated [ ], to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

(2)	-
(a)        Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(30)

-
(b)        Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

–
(c)        Form of Amendment No. [   ]. dated [         ], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [   ] between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.*

(3)	-	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.*

(4)	-	(a) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc.(7)

	-	(b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

	-	(c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

e (1)	-	(a) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc.(17)

	-	(b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

	-	(c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)

	-	(d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)

	-	(e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

	-	(f) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

	-	(g) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

	-	(h) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

	-	(i) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

	-	(j) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

	-	(k) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

	-	(l) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

	-	(m) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

	-	(n) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(29)

	-	(o) Amendment No. 14, dated October 22, 2008, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc.(33)

	-	(p) Form of Amendment No.[ ], dated [ ], to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc.*

f (1)	-	Retirement Plan of Registrant’s Non-Affiliated Directors, effective March 8, 1994, as restated September 18, 1995.(4)

(2)	-	Form of Retirement Plan for Eligible Directors/Trustees, as amended January 1, 2008.(33)

(3)	-	Form of Trustee Deferred Compensation Agreement, amended January 1, 2008.(33)

g (1)	-	(a) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

	-	(b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

	-	(c) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

	-	(d) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

	-	(e) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)

	-	(f) Amendment, dated February 6, 2006, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

	-	(g) Amendment, dated January 31, 2007, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

	-	(h) Form of Amendment to Master Custodian Contract, dated [ ], between Registrant and State Street Bank and Trust Company.*

(2)	-	(a) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York.(15)

	-	(b) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York.(28)

(4)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)

h (1)	-	(a) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(b) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(c) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(d) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(e) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)

	-	(f) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)

–
(g)        Form of Amendment No. [  ], dated [    ], to the Third Amended and Restated Master Administrative Services Agreement July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.*

(2)	-	(a) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

	-	(b) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)

	–	(c) Form of Amendment No.[ ], dated [ ], to Amended and Restated Transfer Agency and Service Agreement dated July 1, 2006,between Registrant and Invesco Aim Investment Services, Inc.*

(3)	-	Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

(4)	-	(a) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

(5)	-	(a) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

(6)	-	(a) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(4)

	-	(a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

	-	(b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

	-	(d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

	-	(g) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

	-	(h) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

(7)	-	Participation Agreement, dated March 4, 1996, between Registrant and IDS Life Insurance Company.(4)

(8)	-	(a) Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996).(5)

	-	(a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

	-	(b) Amendment 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(8)
	-	(c) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

	-	(e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

	-	(f) Amendment, dated September 30, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

	-	(g) Amendment, dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

(9)	-	(a) Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(5)

	-	(b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between Registrant and IDS Life Insurance Company of New York.(8)

	-	(c) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

	-	(d) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

	-	(e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

	-	(f) Amendment, dated August 18, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

	-	(g) Amendment, dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

(10)	-	(a) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

(11)	-	(a) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(5)

	-	(b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

	-	(c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

	-	(d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

(f) Amendment, dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)

(12)	-	(a) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(5)

	-	(a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

	-	(b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

	-	(c) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

	-	(d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

(13)	-	(a) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(5)

	-	(a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

	-	(b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

	-	(c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(g) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

	-	(h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

(14)	-	(a) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(5)

	-	(b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

	-	(c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

	-	(d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(g) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

	-	(h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

(15)	-	(a) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(5)

	-	(b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

	-	(c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

	-	(d) Amendment, dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)

(e) Amendment, dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)

(16)	-	(a) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

	-	(b) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

(17)	-	Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company.(28)

(18)	-	Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company.(28)

(19)	-	(a) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

(20)	-	Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York.(6)

(21)	-	(a) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(22)	-	(a) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(6)

	-	(b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

	-	(c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

	-	(d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

	-	(e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(23)	-	(a) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

	-	(c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

-
(d)        Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(18)

(24)	-	(a) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

-
(c)        Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company).(18)

(25)	-	(a) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

	-	(b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

	-	(c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

	-	(d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

	-	(e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

	-	(f) Amendment, dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

	-	(g) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

	-	(h) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

	-	(i) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

	-	(j) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(33)

(26)	-	(a) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

	-	(b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

	-	(c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

	-	(d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

	-	(e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

	-	(f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

	-	(g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

	-	(h) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

	-	(i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

	-	(j) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

	-	(k) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

	-	(l) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

	-	(m) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)

	-	(n) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

	-	(o) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

(27)	-	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(28)	-	(a) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(29)	-	(a) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

	-	(c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

	-	(d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

-	(e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

-	(f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

-	(g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

-	(h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(i) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(j) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(k) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(l) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(m) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(n) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(o) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(p) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

-	(q) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

	-	(r) Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(30)

(30)	-	(a) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

(31)	-	(a) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

	-	(c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

	-	(f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

	-	(g) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(h) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)

	-	(k) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)

	-	(l) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(30)

	-	(m) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

	-	(n) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

(32)	-	(a) Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

	-	(f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

	-	(g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

	-	(h) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(28)

(33)	-	(a) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company.(7)

	-	(b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

-
(c)        Amendment, dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

(34)	-	(a) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(8)

	-	(b) Amendment 2, dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

	-	(c) Amendment, dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

	-	(d) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

	-	(e) Amendment 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

	-	(f) Amendment, dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)

	-	(g) Amendment, dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(32)

(35)	-	(a) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

	-	(b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)
(36)	-	(a) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

	-	(c) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

	-	(d) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(e) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(f) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(g) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(32)

	-	(h) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

	-	(i) Form of Amendment No. 8 to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

(37)	-	(a) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)

(38)	-
(a)        Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(29)

-
(b)        Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(30)

(39)	-	(a) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

	-	(c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

	-	(g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

	-	(h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

	-	(i) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

(40)	-	(a) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

	-	(b) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(d) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(f) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(g) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

	-	(h) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)

(41)	-	(a) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(8)

	-	(b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

	-	(c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(42)	-	(a) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

	-	(b) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

	-	(c) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

	-	(d) Amendment, dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)

(43)	-	(a) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(9)

	-	(b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

	-	(c) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

	-	(d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

(44)	-	(a) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(9)

	-	(b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

	-	(c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

(d) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)

(45)	-	Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(10)

(46)	-	(a) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

	-	(b) Amendment, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

(47)	-	(a) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

-
(b)        Amendment, dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company).(27)

(48)	-	(a) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

	-	(b) Amendment, dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)

	-	(c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)

(49)	-	Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(10)

(50)	-	(a) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

	-	(b) Amendment, dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(c) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

	-	(d) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

	-	(e) Amendment. dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(f) Amendment, dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(g) Amendment, dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(h) Amendment, dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)

(51)	-	(a) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

	-	(b) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and Security First Life Insurance Company.(29)

(52)	-	(a) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

	-	(b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

	-	(c) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

(53)	-	(a) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

	-	(b) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

	-	(c) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

(54)	-	(a) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

-
(b)       Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(28)

(55)	-	Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(56)	-	(a) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

	-	(b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(c) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(d) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(e) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

	-	(f) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

	-	(g) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(33)

(57)	-	(a) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(12)

	-	(b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

	-	(c) Amendment, dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

(58)	-	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(59)	-	(a) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

	-	(b) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

	-	(c) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

-
(d)        Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company).(29)

-
(e)        Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company).(30)

(60)	-	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(61)	-	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(62)	-	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company.(14)

(63)	-	(a) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

	-	(b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(64)	-	(a) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

(65)	-	(a) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(14)

	-	(b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(f) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

	-	(g) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

	-	(h) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)

	-	(i) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

	-	(j) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

	-	(k) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

(66)	-	(a) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(14)

	-	(b) Amendment, dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

(67)	-	(a) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(68)	-	(a) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

	-	(c) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

(69)	-	(a) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company.(18)

-
(b)        Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

-
(c)        Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(29)

(70)	-	(a) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

	-	(b) Amendment, dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)

	-	(c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company.(29)

(71)	-	(a) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

(72)	-	Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

(73)	-	Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

(74)	-	(a) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

	-	(b) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(30)

(75)	-	(a) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

	-	(c) Amended, dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

	-	(d) Amended, dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company.(30)

(76)	-	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(77)	-	(a) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

	-	(b) Amendment, dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

	-	(c) Amendment, dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)

	-	(d) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)

(78)	-	(a) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

(79)	-	(a) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(18)

	-	(b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

(80)	-	(a) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(18)

	-	(b) Amendment, dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

	-	(c) Amendment, dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

-
(d)        Amendment, dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(30)

(81)	-	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(82)	-	(a) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

-
(b)        Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(83)	-	(a) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

	-	(c) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

	-	(d) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

(84)	-	(a) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

-
(c)        Amendment, dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)

-
(d)        Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

-
(e)        Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

-
(f)        Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (30)

(85)	-	(a) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

	-	(c) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

(86)	-	(a) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(b) Amendment, dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(c) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(d) Amendment, dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

(87)	-	(a) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

(88)	-	(a) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

(89)	-	Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company.(27)

(90)	-	Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(27)

(91)	-	(a) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(27)

	-	(b) Amendment, dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)

(92)	-	(a) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(93)	-	(a) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

	-	(b) Amendment, dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

(94)	-	(a) Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(c) Amendment, dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(d) Amendment, dated May 1, 2008, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(30)

(95)	-	Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(27)

(96)	-	Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(27)

(97)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(32)

(98)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(27)

-
(b)        Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(28)

-
(c)        Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(29)

-
(d)        Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(32)

(99)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(27)

	-	(b) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)

	-	(c) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)

	-	(d) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(32)

(100)	-	Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America.(27)

(101)	-	Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp.(27)

(102)	-	Participation Agreement, dated April 30, 2004, between Registrant and Great- West Life Annuity Insurance Company.(27)

(103)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(33)

(104)	-	(a) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

	-	(b) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

-
(c)        Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)

-
(d)        Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(30)

(105)	-	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company.(27)

(106)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(32)

(107)	-	Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company.(27)

(108)	-	Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(27)

(109)	-	(a) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

	-	(b) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

	-	(c) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(33)

(110)	-	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company.(27)

(111)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(32)

(112)	-	(a) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(33)

(113)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company.(28)

-
(b)        Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)

-
(c)        Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(30)

-
(d)        Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(33)

(114)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company.(29)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

	-	(c) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

	-	(d) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)

(115)	-
Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of New York).(28)

(116)	-	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.).(28)

(117)	-	Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(33)

(118)	-	Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(33)

(119)	-	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

(120)	-	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(121)	-	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc.(28)

(122)	-	Fourth Amended and Restated Memorandum of Agreement, dated as of July 1, 2008, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding securities lending.(31)

(123)	-	Memorandum of Agreement, dated as of July 1, 2008, between Registrant, on behalf of certain funds, and Invesco Aim Advisors, Inc., regarding advisory fee waivers.(31)

(124)	-	Memorandum of Agreement, dated as of March 4, 2009, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding expense limitations.(33)

(125)	-	Memorandum of Agreement, dated as of July 1, 2008, between Registrant, on behalf of all funds, and Invesco Aim Advisors, Inc., regarding Affiliated Money Market Fund Waiver.(31)

i		Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.*.

j	-	Other Opinions - None.

k	-	Financial Statements – None.

l (1)	-
(a)        Agreements Concerning Initial Capitalization of the AIM V.I.  Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

	-	(b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

	-	(c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

	-	(d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

	-	(e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

	-	(f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

	-	(g) Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)

	-	(h) Agreement Concerning Initial Capitalization of [Fund Names], dated [ ].*

m (1)	-	(a) Registrant’s Master Distribution Plan pursuant to Rule 12b-1 for Series II shares.(17)

	-	(b) Amendment No. 1 to the Registrant’s Master Distribution Plan, dated September 7, 2001.(18)

	-	(c) Amendment No. 2 to the Registrant’s Master Distribution Plan, dated May 1, 2002.(20)

	-	(d) Amendment No. 3 to the Registrant’s Master Distribution Plan, dated August 29, 2003.(22)

	-	(e) Amendment No. 4 to the Registrant’s Master Distribution Plan, dated April 30, 2004.(24)

	-	(f) Amendment No. 5 to the Registrant’s Master Distribution Plan, dated October 15, 2004.(24)

	-	(g) Amendment No. 6 to the Registrant’s Master Distribution Plan, dated July 1, 2005.(26)

	-	(h) Amendment No. 7 to the Registrant’s Master Distribution Plan, dated December 21, 2005.(26)

	-	(i) Amendment No. 8 to the Registrant’s Master Distribution Plan, dated May 1, 2006.(28)

	-	(j) Amendment No. 9, to the Registrant’s Master Distribution Plan, dated June 12, 2006.(28)

	-	(k) Amendment No. 10, to the Registrant’s Master Distribution Plan, July 3, 2006.(28)

	-	(l) Amendment No. 11, to the Registrant’s Master Distribution Plan, dated November 6, 2006.(28)

	-	(m) Amendment No. 12, to the Registrant’s Master Distribution Plan, dated December 21, 2006.(28)

	-	(n) Amendment No. 13, to the Registrant’s Master Distribution Plan, dated May 1, 2007.(29)

	-	(o) Amendment No. 14, to the Registrant's Master Distribution Plan, dated October 22, 2008.(33)

	-	(p) Form of Amendment No. [ ], to the Registrant’s Master Distribution Plan, dated [ ].*

n	-	Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003.(22)

o	-	Reserved

p (1)	-
Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc. and any of its subsidiaries.(33)

(2)	-
INVESCO Code of Ethics, dated February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(38)

(3)	-	Code of Ethics, revised 2008 relating to Invesco Asset Management Limited.(33)

(4)	-	Invesco Asset Management (Japan) Limited Code of Ethics on behalf of AIM Japan Fund.(29)

(5)	-	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(33)

(6)	-
Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(33)

(7)	-	Code of Ethics dated May 1, 2008, relating to Invesco Continental Europe Invesco Asset Management Deutschland GmbH.(33)

(8)	-	INVESCO Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(33)

(9)	-	Morgan Stanley Investment Management Code of Ethics.*

q (1)	-	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(35)

q (2)	-	Power of Attorney for Mr. Frischling.(35)

(1) (2) (3) (4) (5) (6) (7) (8) (9) (10) (11) (12) (13) (14) (15) (16) (17) (18) (19) (20) (21) (22) (23) (24) (25) (26) (27) (28) (29) (30) (31) (32) (33) (34) (35) *
Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.
Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.
Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.
Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.
Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.
Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.
Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.
Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.
Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.
Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.
Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.
Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.
Incorporated herein by reference to Post Effective Amendment No. 20, filed electronically on May 29, 2001.
Incorporated herein by reference to Post Effective Amendment No. 21, filed electronically on July 18, 2001.
Incorporated herein by reference to Post Effective Amendment No. 22, filed electronically on February 12, 2002.
Incorporated herein by reference to Post Effective Amendment No. 24, filed electronically on April 30, 2002.
Incorporated herein by reference to Post Effective Amendment No. 25, filed electronically on April 29, 2003.
Incorporated herein by reference to Post Effective Amendment No. 26, filed electronically on June 18, 2003.
Incorporated herein by reference to Post Effective Amendment No. 27, filed electronically on February 13, 2004.
Incorporated herein by reference to Post Effective Amendment No. 28, filed electronically on April 13, 2004.
Incorporated herein by reference to Post Effective Amendment No. 29, filed electronically on February 28, 2005.
Incorporated herein by reference to Post Effective Amendment No. 30, filed electronically on April 29, 2005.
Incorporated herein by reference to Post Effective Amendment No. 31, filed electronically on February 14, 2006.
Incorporated herein by reference to Post Effective Amendment No. 32, filed electronically on April 27, 2006.
Incorporated herein by reference to Post Effective Amendment No. 33, filed electronically on April 27, 2007.
Incorporated herein by reference to Post Effective Amendment No. 34, filed electronically on February 11, 2008.
Incorporated herein by reference to Post Effective Amendment No. 35, filed electronically on April 28, 2008.
Incorporated herein by reference to Post Effective Amendment No. 36, filed electronically on August 8, 2008.
Incorporated herein by reference to Post Effective Amendment No. 37, filed electronically on October 22, 2008.
Incorporated herein by reference to Post Effective Amendment No. 38, filed electronically on April 28, 2009.
Incorporated herein by reference to Post Effective Amendment No. 39, filed electronically on November 25, 2009.
Filed herewith electronically.
To be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference.  See Items 28(a) and (b) above.  Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law.  The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.  Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant.  No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

The only employment of a substantial nature of the Advisors’ directors and officers is with Invesco Advisers and its affiliated companies.  For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference.  Reference is also made to the caption “Fund Management—The Adviser” of the Prospectuses which comprises Part A of this Registration Statement, and to the discussion under the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust AIM Equity Funds AIM Funds Group AIM Growth Series AIM International Mutual Funds AIM Investment Funds AIM Investment Securities Funds AIM Sector Funds
AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Underwriter	Positions and Offices with Registrant
Philip A. Taylor	Director	Trustee, President & Principal Executive Officer

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Secretary & Chief Legal Officer

David A. Hartley	Treasurer & Chief Financial Officer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to AIM V.I. Money Market Fund and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Limited
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of February, 2010.

Registrant:  AIM VARIABLE INSURANCE FUNDS

By:/s/ Philip A. Taylor
           Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 5, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 5, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 5, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 5, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 5, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 5, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 5, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 5, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 5, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 5, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 5, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	February 5, 2010

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 5, 2010

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 5, 2010

*By/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*Philip A. Taylor, pursuant to powers of attorney dated January 21, 2010, filed herewith.

INDEX

Exhibit Number	Description

q(1)	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.

q(2)	Power of Attorney for Mr. Frischling.